DEBT - Schedule of company's debt (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt
Short-term debt	$ 11,700	$ 13,174	$ 3,496
Long-term debt	146,599	148,564	222,315
Unamortized debt discount and debt issuance costs	(1,938)	(2,048)	(13,005)
Total long-term debt, net	144,661	146,516	209,310
Term loan
Debt
Long-term debt	146,064	148,564	222,187
Other.
Debt
Long-term debt	535		128
Insurance premium financing
Debt
Short-term debt	1,700	3,174	1,225
Current portion of term loan
Debt
Short-term debt		10,000	2,251
Current portion of other
Debt
Short-term debt	$ 10,000	$ 10,000	$ 20